Securities, 424I - Securities, 424I: 1	Sep. 05, 2025 USD ($)
Securities, 424I Table
Security Class Title	Common Stock, $0.0001 par value per share to be issued under the TSS, Inc. 2025 Omnibus Incentive Compensation Plan
Fee Rate	0.00015%
Amount of Registration Fee	$ 2,868.33